Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
(US $ in thousands)

		Charges
		(Credit)	Charges
		to	to
	Beginning	Costs and	Other		End of
	of year	Expenses	Accounts	Deductions	Year

Allowance for doubtful accounts(1):
Year ended December 31, 2013	$31	$30	$-	$(4)	$57
Year ended December 31, 2014	57	74	-	(15)	116
Year ended December 31, 2015	116	(65)	-	(1)	50

Allowance for net deferred tax assets:
Year ended December 31, 2013	$20,781	$-	$-	$63	$20,844
Year ended December 31, 2014	20,844	-	-	(1,569)	19,275
Year ended December 31, 2015	19,275	-	-	2,868	22,143

(1) Write-off, net of recoveries for the allowance for doubtful accounts.